Property, Plant and Equipment, Net (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net (Textual)
Amount of machinery related to sale leaseback		$ 9,880,813
Construction in progress, property, plant and equipment		5,600,000	$ 9,900,000
Mexico factory [Member]
Property, Plant and Equipment, Net (Textual)
Production began		424,880
Property plant and equipment, description	The Company expects to install 64 production lines of manufacturing equipment totaling approximately $5 million during 2020. As of December 31, 2019, CIP related to the Indonesia factory amounted to $0.
Machinery [Member]
Property, Plant and Equipment, Net (Textual)
Depreciation expense		$ 5,266,096	$ 4,227,620	$ 3,437,207